Principal Activities and Reorganization (Tables)	12 Months Ended
Dec. 31, 2023
Details of Principal Subsidiaries and VIE

As of December 31, 2023, details of the Company's principal subsidiaries and VIE were as follows:

	Place of	Date of	Percentage of
	incorporation	incorporation	beneficial ownership	Principal activities
Principal subsidiaries:
Guangzhou Yatsen Global Co., Ltd. (“Guangzhou Yatsen”)	PRC	July 29, 2015	100%	Cosmetics Sales
Guangzhou Yixun Cosmetics Co., Ltd.	PRC	October 22, 2020	100%	Cosmetics Sales
Aoyan (Shanghai) Cosmetics Trading Co., Ltd.	PRC	Jun 4, 2019	100%	Cosmetics Sales
SNK (Shanghai) Limited	PRC	July 31, 2018	100%	Cosmetics Sales
Galenic (Shanghai) E-commerce Co., Ltd.	PRC	January 28, 2021	90%	Cosmetics Sales
Guangzhou DR.WU Cosmetics Co., Ltd.	PRC	January 5, 2021	90%	Cosmetics Sales

VIE:
Huizhi Weimei (Guangzhou) Trading Co., Ltd. (“HZ VIE”)	PRC	February 22, 2019	100%	Cosmetics Sales

Variable Interest Entity Primary Beneficiary
Consolidated Financial Information of Consolidated VIEs

The following consolidated financial information of the consolidated VIEs is included in the accompanying consolidated financial statements as of and for the year ended:

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	8,924	12,202
Accounts receivable	2,047	6,428
Inventories, net	1,080	348
Prepayments and other current assets	9,723	7,742
Amounts due from non-VIE subsidiaries	-	10
Total current assets	21,774	26,730

Investments	161,640	291,965
Property and equipment, net	5,745	1,606
Intangible assets, net	2	-
Right-of-use assets, net	74	-
Total non-current assets	167,461	293,571
Total assets	189,235	320,301

Accounts payable	8,813	7,645
Advances from customers	5,892	26,810
Accrued expenses and other liabilities	16,624	8,646
Income tax payables	929	929
Lease liabilities due within one year	78	-
Amounts due to non-VIE subsidiaries	195,389	266,018
Total current liabilities	227,725	310,048
Total liabilities	227,725	310,048

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	521,835	323,246	183,737
Net income (loss)	(27,886)	16,624	2,922
Net cash provided by operating activities	17,178	17,306	36,473
Net cash used in investing activities	(121,236)	(30,277)	(107,721)
Net cash provided by (used in) financing activities	100,450	(5,644)	74,526
Net increase (decrease) in cash and cash equivalents	(3,608)	(18,615)	3,278